SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds (repayments) from current borrowings	CAD 858		CAD 0
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	530		295
Repayments of current borrowings	(680)		(295)
Net proceeds (repayments) from current borrowings	(150)		0
US commercial paper
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	CAD 10,712	$ 8,267	CAD 0	$ 0
Exchange rate on proceeds from current borrowings	1.30	1.30	0.00	0.00
Repayments of current borrowings	CAD (9,704)	$ (7,530)	CAD 0	$ 0
Exchange rate on repayments of current borrowings	1.29	1.29	0.00	0.00
Net proceeds (repayments) from current borrowings	CAD 1,008	$ 737	CAD 0
Exchange rate on proceeds from current borrowings, net	1.37	1.37